Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	£ 4,549	£ 4,786
Gross assets charged as security for liabilities	33,432	36,391
Notes issued under securitisation and covered bond programmes retained internally	21,615	22,783
Gross assets	33,432	36,391
Securities Lending
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	30,040	21,563
Collateral Accepted as Security for Assets	4,538	4,676
Internally Retained | Securitisations and Covered Bonds
Disclosure of assets pledged as security [line items]
Notes issued under securitisation and covered bond programmes retained internally	4,530	4,728
Third Party Bilateral Secured Funding Transactions | Securitisations and Covered Bonds
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	1,114	1,581
Cash | Derivative Financial Instruments
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	1,598	1,716
Collateral Accepted as Security for Assets	2,063	2,169
Purchase And Resale Agreements
Disclosure of assets pledged as security [line items]
Collateral Accepted as Security for Assets	25,972	20,444
Subsidiaries | Sale and Repurchase Agreements
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	25,874	20,686
Subsidiaries | Loans and advances to customers securitisations and covered bonds
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	1,392	2,067
Santander UK Plc | Internally Retained | Securitisations and Covered Bonds
Disclosure of assets pledged as security [line items]
Internally retained securitisation and covered bond issuances available for creating collateral	£ 2,294	£ 166